Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by the Chief Executive Officer (“CEO”)	Purchase and operating leases
Longliqi International (NIG) Limited	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich Goalbridge Company Limited	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich America Int’l, Inc.	Controlled by the Chief Executive Officer (“CEO”)	Sales
Longrich Bioscience (M) Berhad	Controlled by the Chief Executive Officer (“CEO”)	Sales